Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepaid Expenses And Other Current Assets (Tables ) [Abstract]
Schedule of Other Assets [Table Text Block]
	2014	2013

Taxes Receivable	$318,480	$133,673
Available for sale financial assets(1)	168,062	29,185
Cost Report Receivable from Medicare and Medicaid	137,543	130,236
Receivables for supplier rebates	85,548	105,994
Other deferred charges	58,315	62,555
Leases receivable	55,503	48,538
Prepaid rent	53,015	49,409
Amounts due from managed locations	34,054	22,676
Payments on account	30,680	33,934
Derivatives	28,241	16,664
Prepaid insurance	21,290	11,854
Deposit / Guarantee / Security	19,447	19,212
Receivable for sale of investment to third party	9,335	21,846
Other	313,554	351,615
Total prepaid expenses and other current assets	$1,333,067	$1,037,391

(1) The impact on the Consolidated Statements of Income and the Consolidated Statements of Shareholders' Equity is not material.